Related Parties Blalance - Schedule of Loan to Related Parties (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Loan to Related Parties [Line Items]
Loan to related parties	$ 1,820,193	$ 1,795,024
Due to related parties	367,077	478,278
Due to Shareholders [Member]
Schedule of Loan to Related Parties [Line Items]
Due to related parties	367,077
Related Party [Member]
Schedule of Loan to Related Parties [Line Items]
Due to related parties	367,077	478,278
Horwath Capital Consultants Limited [Member]
Schedule of Loan to Related Parties [Line Items]
Loan to related parties	1,811,524	1,795,024
Silver Thousand International [Member]
Schedule of Loan to Related Parties [Line Items]
Loan to related parties	4,775
River Business Limited [Member]
Schedule of Loan to Related Parties [Line Items]
Loan to related parties	$ 3,894